SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) (USD $)	3 Months Ended		9 Months Ended		12 Months Ended
	Sep. 30, 2014	Sep. 30, 2013	Sep. 30, 2014	Sep. 30, 2013	Dec. 31, 2013	Dec. 31, 2012
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Cash, FDIC Insured Amount	$ 250,000		$ 250,000		$ 250,000
Cash, Uninsured Amount	967,347		967,347		0	776,902
Advertising Expense	319,204	91,136	749,212	506,393	664,383	806,221
Research and Development Expense	61,623	28,233	136,656	46,733	74,861	176,964
Sales Returns and Allowances, Goods	0	0	1,229,710	0	0	0
Incremental Common Shares Attributable to Dilutive Effect of Call Options and Warrants (in Shares)			391,281		260,854
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per Share)	$ 0.001		$ 0.001
Antidilutive Securities Excluded from Computation of Earnings Per Share, Amount (in Shares)	30,000	15,000	30,000	15,000	30,000	0
Provision for Doubtful Accounts			679,377
Contracts Revenue					5,079,336	2,590,579
Class of Warrant or Right, Exercise Price of Warrants or Rights (in Dollars per share)					$ 0.001
Depreciation					69,564	29,922
Series A Preferred Stock [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Preferred Stock, Conversion Basis			5 for 1 conversion feature		5 for 1 conversion feature
Preferred Stock, Shares Outstanding (in Shares)	3,000,000		3,000,000		3,000,000	6,000,000
Preferred Stock, No Par Value (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001
Convertible Preferred Stock, Shares Issued upon Conversion (in Shares)	15,000,000		15,000,000		15,000,000	30,000,000
Preferred Stock, Par or Stated Value Per Share (in Dollars per share)	$ 0.001		$ 0.001		$ 0.001	$ 0.001
Four Customers [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage					60.90%
Five Customers [Member] | Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage						64.09%
Legislation Change in San Diego [Member] | Maximum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Licenses, Available			130
Legislation Change in San Diego [Member] | Minimum [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Number of Licenses, Available	32		32
Legislation Change in San Diego [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Sales Returns and Allowances, Goods			$ 842,825
Accounts Receivable [Member] | Credit Concentration Risk [Member]
SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Details) [Line Items]
Concentration Risk, Percentage			100.00%		100.00%